4. STOCK OPTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Stock options
Outstanding beginning balance, Shares	6,463,206	6,862,167	6,531,192
Granted, Shares	977,276	96,500	491,761
Exercised, Shares			(242,439)
Expired, Shares	(328,750)	(169,000)	0
Outstanding ending balance, Shares		6,463,206	6,780,514
Vested and exercisable ending balance	5,463,963	4,373,807	5,823,112
Outstanding beginning balance, Weighted average exercise price	$ 0.67	$ 0.70	$ 0.66
Granted, Weighted average exercise price	$ 0.50	$ 0.79	$ 0.50
Exercised, Weighted average exercise price		$ 0.28	$ 0.27
Expired, Weighted average exercise price	$ 1.22	$ 2.60	$ 0
Outstanding ending balance, Weighted average exercise price	$ 1.12	$ 0.67	$ 0.66
Vested and exercisable ending balance	$ 0.80	$ 0.50	$ 0.62
Weighted Average Remaining Contractual Life (in years) Outstanding			6 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years) Exercisable			6 years 10 months 6 days
Aggregate Intrinsic Value Outstanding, Beginning			$ 625,412
Aggregate Intrinsic Value Granted			$ 0
Aggregate Intrinsic Value Exercised			0
Aggregate Intrinsic Value Forfeited/canceled			$ 0
Aggregate Intrinsic Value Outstanding, Ending			629,402
Aggregate Intrinsic Value Exercisable			$ 629,402